Description of Business, History and Summary of Significant Policies: Concentration of Risk (Policies)	12 Months Ended
Jun. 30, 2013
Policies
Concentration of Risk

Concentration of Risk

Financial instruments, which potentially subject us to concentrations of credit risk, consist principally of cash.  The Company’s cash balances are maintained in accounts held by major banks and financial institutions located in the United States.  The Company occasionally maintains amounts on deposit with a financial institution that are in excess of the federally insured limits. The risk is managed by maintaining all deposits in high quality financial institutions.